Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Atlas U.S. Government Money Market Fund, Inc.
Entity Central Index Key	0002063200
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000261354
Shareholder Report [Line Items]
Fund Name	Atlas U.S. Government Money Market Fund
Trading Symbol	AAAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Atlas U.S. Government Money Market Fund for the period of August 18, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.atlas-am.com/doc-mmf-informe-anual. You can also request this information by contacting us at (855) 969-8440.
Additional Information Phone Number	(855) 969-8440
Additional Information Website	https://www.atlas-am.com/doc-mmf-informe-anual
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.75%	[1]
AssetsNet	$ 82,837,137
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,065
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$82,837,137
Number of Portfolio Holdings	6
Total Advisory Fees Paid (net of waivers)	$1,065

Holdings [Text Block]	Maturity Weightings (% of net assets)
Table Summary
Value	Value
1 - 30 days	100.0
Asset Weighting (% of total investments)
Table Summary
Value	Value
Repurchase Agreements	22.9%
U.S. Government & Agencies	77.1%

C000261352
Shareholder Report [Line Items]
Fund Name	Atlas U.S. Government Money Market Fund
Trading Symbol	AAIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Atlas U.S. Government Money Market Fund for the period of August 18, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.atlas-am.com/doc-mmf-informe-anual. You can also request this information by contacting us at (855) 969-8440.
Additional Information Phone Number	(855) 969-8440
Additional Information Website	https://www.atlas-am.com/doc-mmf-informe-anual
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.50%	[2]
AssetsNet	$ 82,837,137
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,065
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$82,837,137
Number of Portfolio Holdings	6
Total Advisory Fees Paid (net of waivers)	$1,065

Holdings [Text Block]	Maturity Weightings (% of net assets)
Table Summary
Value	Value
1 - 30 days	100.0
Asset Weighting (% of total investments)
Table Summary
Value	Value
Repurchase Agreements	22.9%
U.S. Government & Agencies	77.1%

C000261353
Shareholder Report [Line Items]
Fund Name	Atlas U.S. Government Money Market Fund
Trading Symbol	AAPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Atlas U.S. Government Money Market Fund for the period of August 18, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.atlas-am.com/doc-mmf-informe-anual. You can also request this information by contacting us at (855) 969-8440.
Additional Information Phone Number	(855) 969-8440
Additional Information Website	https://www.atlas-am.com/doc-mmf-informe-anual
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$92	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.05%	[3]
AssetsNet	$ 82,837,137
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,065
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$82,837,137
Number of Portfolio Holdings	6
Total Advisory Fees Paid (net of waivers)	$1,065

Holdings [Text Block]	Maturity Weightings (% of net assets)
Table Summary
Value	Value
1 - 30 days	100.0
Asset Weighting (% of total investments)
Table Summary
Value	Value
Repurchase Agreements	22.9%
U.S. Government & Agencies	77.1%

[1]	Annualized. Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.
[2]	Annualized. Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.
[3]	Annualized. Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.